Trade accounts and other receivables from unrelated parties - Development of expected credit losses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Aging Analysis of Trade Accounts Receivable
Financial assets at beginning of period	€ (5,851,814)
Financial assets at end of period	(5,895,760)	€ (5,851,814)
Trade accounts and other receivables from unrelated parties | Allowances/Expected credit losses
Aging Analysis of Trade Accounts Receivable
Financial assets at beginning of period	168,681	163,929	€ 142,372
Change in valuation allowances as recorded in the consolidated statements of income	112,242	42,470	44,374
Write-offs and recoveries of amounts previously written-off	(13,413)	(36,180)	(21,622)
Foreign currency translation	(5,656)	(1,538)	(1,195)
Financial assets at end of period	€ 261,854	€ 168,681	€ 163,929